Nature of Operations and Organization (Information of Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2019
Sogou (BVI) Limited ("Sogou BVI") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Dec. 23, 2005
Place of Incorporation/Acquisition	British Virgin Islands("BVI")
Effective Interest held	100.00%
Beijing Sogou Technology Development Co., Ltd. ("Sogou Technology") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Feb. 08, 2006
Place of Incorporation/Acquisition	The People's Republic of China ("PRC")
Effective Interest held	100.00%
Sogou Hong Kong Limited ("Sogou HK") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Dec. 12, 2007
Place of Incorporation/Acquisition	Hong Kong Special Administrative Region ("Hong Kong")
Effective Interest held	100.00%
Vast Creation Advertising Media Services Limited ("Vast Creation") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Nov. 30, 2011
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	100.00%
Beijing Sogou Network Technology Co., Ltd. ("Sogou Network") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Mar. 29, 2012
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Sogou Technology Hong Kong Limited ("Sogou Technology HK") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Aug. 25, 2015
Place of Incorporation/Acquisition	Hong Kong
Effective Interest held	100.00%
Tianjin Sogou Network Technology Co., Ltd. ("Tianjin Sogou Network") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	May 18, 2017
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Sogou (Shantou) Internet Microcredit Co., Ltd. ("Sogou Microcredit") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Nov. 22, 2017
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. ("Sogou Hangzhou") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Apr. 28, 2018
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. ("Sogou Financing Guarantee") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Jul. 24, 2019
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Beijing Sogou Information Service Co., Ltd. ("Sogou Information") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Dec. 28, 2005
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Beijing Shi Ji Si Su Technology Co., Ltd. ("Shi Ji Si Su") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Apr. 02, 2015
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Chengdu Easypay Technology Co., Ltd. ("Chengdu Easypay") [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Jan. 19, 2015
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%
Consolidated Trust [Member]
Nature of Operations and Organization [Line Items]
Date of Incorporation/Acquisition	Dec. 02, 2019
Place of Incorporation/Acquisition	PRC
Effective Interest held	100.00%